Consolidated Statements of Comprehensive Loss (Parentheticals) - shares shares in Thousands	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Statement Line Items [Line Items]
Dilutive securities (in shares)	0	0	0